LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
LAND USE RIGHTS [Line items]
2018	$ 94,319
2019	94,319
2020	94,319
2021	94,319
2022	94,319
Thereafter	3,225,417
Land use rights, net	3,697,012	$ 3,571,184
Long-term bank loans
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	2,357,834	2,276,443
Short-term bank loans related party
LAND USE RIGHTS [Line items]
Land use rights pledged as collateral	$ 0	$ 1,294,740